ACCOUNTS RECEIVABLE Schedule of components of accounts receivable (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Components of accounts receivable
Accounts receivables, net	$ 106,799	$ 112,490
Proceeds from Aircard sale held in escrow	0	13,800
Trade receivables [Member]
Components of accounts receivable
Accounts receivable, gross	92,531	82,086
Less: allowance for doubtful accounts	(2,275)	(2,279)	(2,435)
Accounts receivables, net	90,256	79,807
Sales taxes receivable [Member]
Components of accounts receivable
Accounts receivable, gross	1,979	3,598
Other receivables [Member]
Components of accounts receivable
Other receivables	$ 14,564	$ 15,285